Statements of Cash Flows (USD $)	12 Months Ended		197 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (17,140,208)	$ (20,069,408)	$ (125,830,658)
Items not affecting cash:
Depreciation	196,221	203,086	1,276,413
Stock-based compensation	991,161	2,897,845	21,545,882
Fair value adjustment of asset backed commercial paper	0	0	2,332,531
Escrow shares compensation	0	0	2,001,832
Mineral property interest paid in stock and warrants	0	0	4,052,698
Loss from equity investee	2,397,085	985,441	3,918,629
Deferred income tax recovery	(4,981,884)	(545,412)	(5,527,296)
Gain on sale of mineral property interest	(1,574,523)	0	(1,574,523)
Impairment of mineral property interests	531,005	0	531,005
Gain on sale of investments	(3,326,275)	0	(3,326,275)
Other items not affecting cash	40,145	24,604	260,741
Changes in assets and liabilities:
Receivables	(126,216)	(108,634)	(394,247)
Receivables - Oyu Tolgoi LLC	0	705,988	64,194
Prepaid expenses	165,271	(276,413)	(850,561)
Accounts payable and accrued liabilities	438,197	212,772	1,512,494
Net cash used in operating activities	(22,390,021)	(15,970,131)	(100,007,141)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of capital stock	14,683,949	2,699,728	129,375,411
Share issue costs	(1,065,065)	(147,228)	(4,758,213)
Loan payable to Oyu Tolgoi LLC	0	0	376,230
Net cash provided by financing activities	13,618,884	2,552,500	124,993,428
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired on acquisition of PacMag Metals Limited	0	837,263	837,263
Mineral property interest	(777,517)	(178,874)	(994,610)
Mineral Property Interest - Bond Payments	(62,127)	(79,493)	(211,188)
Joint venture - Oyu Tolgoi LLC	0	0	(366,595)
Short term investments	(5,076,271)	0	(5,076,271)
Purchase of asset backed commercial paper	0	0	(4,031,122)
Acquisition of PacMag Metals Limited	0	(7,388,397)	(7,465,495)
Acquisition of equipment	(223,176)	(180,458)	(2,087,719)
Proceeds from sale of mineral property interest	1,491,391	0	1,491,391
Proceeds from sale of investments	5,734,895	0	5,734,895
Net cash provided by (used in) investing activities	1,087,195	(6,989,959)	(12,169,451)
Effect of foreign currency translation on cash and cash equivalents	899,971	1,343,323	1,695,362
Change in cash and cash equivalents during the period	(6,783,971)	(19,064,267)	14,512,198
Cash and cash equivalents, beginning of period	21,296,169	40,360,436	0
Cash and cash equivalents, end of period	14,512,198	21,296,169	14,512,198
Cash paid for interest during the period	0	0	0
Cash paid for income taxes during the period	$ 0	$ 0	$ 0